Repurchase agreements and securities lending transactions accounted for as secured borrowings (Gross Amounts of Liabilities Associated with Repurchase Agreements and Securities Lending Transactions, by Remaining Contractual Maturity) (Detail)
¥ in Billions
	Mar. 31, 2016 JPY (¥)
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	¥ 16,833	[1]
Securities lending transactions	2,845	[1]
Total	19,678
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	6,289
Securities lending transactions	1,909
Total	8,198
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	6,125
Securities lending transactions	700
Total	6,825
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,582
Total	3,582
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	837
Securities lending transactions	236
Total	¥ 1,073

[1]	Amounts exceeded the gross amounts recognized in Note 28 "Offsetting of financial assets and financial liabilities" by ¥633 billion, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.